Income Taxes, Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) Before Income Taxes [Abstract]
U.S.	$ 0.0	$ 169.0	$ (145.8)
Non-U.S.	190.9	180.5	33.1
Income (Loss) Before Income Taxes	$ 190.9	$ 349.5	$ (112.7)